Cash and Marketable Securities - Investing Information Related to Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment information related to restricted marketable securities
Gross realized gains	$ 0.0	$ 1.2	$ 0.5
Gross realized losses	0.0	0.0	(0.1)
Restricted Marketable Securities [Member]
Investment information related to restricted marketable securities
Proceeds from sales of available-for-sale securities	0.0	0.0	0.0
Nonrestricted Marketable Securities [Member]
Investment information related to restricted marketable securities
Proceeds from sales of available-for-sale securities	$ 0.0	$ 12.8	$ 2.7